SHARE-BASED PAYMENTS - Stock options outstanding (Details)		4 Months Ended	8 Months Ended	12 Months Ended
	Aug. 11, 2022 EquityInstruments $ / shares	Aug. 10, 2022 EquityInstruments $ / shares	Mar. 31, 2023 EquityInstruments $ / shares	Mar. 31, 2023 EquityInstruments $ / shares	Mar. 31, 2022 EquityInstruments $ / shares
SHARE-BASED PAYMENTS
Granted, options | EquityInstruments		755,500	903,215		2,071,286
Exercised, options | EquityInstruments				(28,708)	(422,166)
Exercised, exercise price			$ 2.06
Stock Option Plan
SHARE-BASED PAYMENTS
Balance at the beginning, options | EquityInstruments	6,013,456	6,056,540	701,698	6,056,540	5,150,798
Balance at the beginning following consolidation, options | EquityInstruments	1,202,680
Granted, options | EquityInstruments		755,500	903,215		2,071,286
Forfeited, options | EquityInstruments		(772,105)	(51,667)		(743,378)
Exercised, options | EquityInstruments		(26,479)	(2,229)		(422,166)
Cancelled, options | EquityInstruments	(500,982)
Balance at the end, options | EquityInstruments	701,698	6,013,456	1,551,017	1,551,017	6,056,540
Exercised, exercise price		$ 0.50
Stock Option Plan | Minimum
SHARE-BASED PAYMENTS
Balance at the beginning, exercise price	$ 0.50	0.50	$ 2.06	$ 0.50	$ 0.50
Balance at the beginning following consolidation, exercise price		2.06
Granted, exercise price		1.04	0.93		1.65
Forfeited, exercise price		0.50	2.06		0.50
Exercised, exercise price					0.50
Cancelled, exercise price	2.06
Balance at the end, exercise price	2.06	0.50	0.93	0.93	0.50
Stock Option Plan | Maximum
SHARE-BASED PAYMENTS
Balance at the beginning, exercise price	8.25	8.25	33.95	8.25	8.25
Balance at the beginning following consolidation, exercise price		33.95
Granted, exercise price		1.33	8.23		7.74
Forfeited, exercise price		7.74	31.85		8.00
Exercised, exercise price					2.68
Cancelled, exercise price	33.95
Balance at the end, exercise price	33.95	8.25	33.95	33.95	8.25
Stock Option Plan | Weighted Average
SHARE-BASED PAYMENTS
Balance at the beginning, exercise price	3.14	3.49	11.92	3.49	2.29
Balance at the beginning following consolidation, exercise price		12.64
Granted, exercise price		1.14	2.02		6.08
Forfeited, exercise price		4.61	11.25		3.94
Exercised, exercise price		0.50	2.06		0.70
Cancelled, exercise price	13.64
Balance at the end, exercise price	$ 11.92	$ 3.14	$ 6.19	$ 6.19	$ 3.49